Note 4 - Fair Value of Below Market Time Charters Acquired (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Amortization of fair value of below market time charters acquired	$ 846,405
Below Market Time Charters Acquired, Noncurrent	$ 867,965		$ 1,714,370